Company information	12 Months Ended
Jun. 30, 2013
Company Information [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Company information

Noah Education Holdings Ltd. (the "Company"), its variable interest entities ("VIEs") and subsidiaries (hereinafter collectively referred to as the "Group") is engaged in the business of providing kindergarten education, primary and secondary education, and after-class English language learning service in the People's Republic of China (the "PRC").

Before June 8, 2011, the Group was also engaged in Electronic Learning Products ("ELP") business, which provided interactive electronic educational materials, developing and providing content targeting primarily Chinese elementary, middle and high school students in the PRC with content focused on interactive, multimedia learning materials that complement the Chinese national and local school curricula, covering subjects such as English, Chinese, physics, chemistry, geography and history. Such ELP business was discontinued with effect from June 8, 2011 (See note 11).

VIE arrangements

Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of online operations and primary and secondary educational services business. Accordingly, the Group conducts its operations in China principally through contractual arrangements among its PRC subsidiaries, four PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals or entities. The contractual arrangements include a series of contracts entered into between the Group's PRC subsidiaries and the equity shareholders of these PRC affiliated entities, including loan agreements, equity pledge agreements, irrevocable powers of attorney, exclusive purchase option agreements, software development and maintenance agreement, technology supporting and consulting service agreements, operation and management agreement and content providing agreement. Through these contractual arrangements, the Group is entitled to: (1) receive service fees from these PRC affiliated entities and their subsidiaries; (2) exercise all of the voting powers of the owners of these PRC affiliated entities; (3) receive dividends declared by these PRC affiliated entities and their subsidiaries and (4) acquire all the equity interests of these PRC affiliated entities and their subsidiaries once PRC laws permit. As the Company is the sole primary beneficiary of these VIEs, the Company consolidates them into its consolidated financial statements.

To comply with PRC laws and regulations relating to foreign ownership restrictions and to comply with certain licence agreements, the Group currently conducts its primary and secondary education services business and internet operations and certain kindergarten operations in China through contractual arrangements with Shenzhen Wentai Investment Co. Ltd ("Wentai Investment") and Changsha Leisen Education Software Co. Ltd ("Leisen Education"), Xiaoxiao Kid's Arts Group Affiliated Fengtai District Nanyang Star Kindergarten ("Xiaoxiao Nanyang Star") and Jaixing City Dai Dai Kang Nanhu New District Kindergarten ("DDK Nanhu"), (collectively referred as the "Four PRC Affiliated Entities") and the equity holders of the Four PRC Affiliated Entities, who are PRC nationals or entities. To provide the Company effective control over the Four PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Four PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered between Leisen Education, Wentai Investment, Xiaoxiao Nanyang Star, DDK Nanhu and their equity holders respectively.

Contractual arrangements

(i) Leisen Education and its shareholders

The Company's relationships with Leisen Education and its shareholders are governed by a series of contractual arrangements. Under PRC laws, each of Leisen Education and Changsha Little New Star Animation Digital Technology Co., Ltd ("Animation Digital") is an independent legal person and neither of them is exposed to liabilities incurred by the other party. Other than pursuant to the contractual arrangements between Leisen Education and Animation Digital, Leisen Education does not transfer any other funds generated from its operations to Animation Digital.

Agreements that provide effective control over Leisen Education

Equity Pledge Agreement. Pursuant to the equity pledge agreement between Animation Digital and Mr. Dong Xu, the shareholder of Leisen Education, who pledged all of his equity interest in Leisen Education to Animation Digital to guarantee the performance of Leisen Education's obligations under the software development and maintenance agreement, the exclusive technology supporting and consulting service agreement and the content providing agreement. If Leisen Education or Mr. Dong Xu breaches its respective contractual obligations, Animation Digital, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Mr. Dong Xu agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on his equity interest in Leisen Education without the prior written consent of Animation Digital.

Option Agreement. Under the option agreement between Animation Digital and Mr. Dong Xu, Mr. Dong Xu irrevocably granted Animation Digital or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Leisen Education within ten years upon the effectiveness of the option agreement. The exercise price for purchasing all of the share capital of Leisen Education is RMB2.8 million which is equal to the loan granted to Mr. Dong Xu by Animation Digital. Animation Digital may exercise the option at any time or times at its sole discretion. Without Animation Digital's prior written consent, Mr. Dong Xu shall not transfer, or otherwise dispose of any equity interests in Leisen Education or allow Leisen Education to declare any dividends. The Option Agreement shall not be unilaterally terminated without Animation Digital's prior written consent.

Loan Agreement. Pursuant to the loan agreement between Animation Digital and Mr. Dong Xu, Animation Digital agreed to grant a loan of RMB2.8 million to Mr. Dong Xu for his investment in the share capital of Leisen Education. Mr. Dong Xu is not required to make any interest payment to Animation Digital. Without Animation Digital's prior written consent, Mr. Dong Xu shall not pledge his equity interests in Leisen Education to any third party. Mr. Dong Xu agreed to repay the loan upon the receipt of the repayment notification of Animation Digital at any time. The loan can be repaid only with the proceeds from transfer of Mr. Dong Xu's equity interest in Leisen Education to Animation Digital.

Power of Attorney. Mr. Dong Xu, the controlling shareholder of Leisen Education, has executed a power of attorney to any person designated by Animation Digital to irrevocably authorize such person to vote as his attorney-in-fact on all of the matters of Leisen Education requiring shareholder approval. The term of this power of attorney is ten years from the date thereof.

Agreements that transfer economic benefits to the Company

Software Development and Maintenance Agreement. Pursuant to the software development and maintenance agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to develop software related to the website owned and operated by Leisen Education, and to provide subsequent software maintenance and management services to Leisen Education. The software developed by Animation Digital thereunder remains the property of Animation Digital, but is exclusively licensed to Leisen Education. Leisen Education agrees to pay annual service fees of 15% of its total annual operating revenue to the Company. The term of this agreement is ten years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

Exclusive Technology Supporting and Consulting Service Agreement. Pursuant to the exclusive technology supporting and consulting service agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to provide to Leisen Education technology supporting and consulting services related to the business operations of Leisen Education. Any and all intellectual property created by Animation Digital in connection with services provided to Leisen Education under the agreement remains the property of Animation Digital. Leisen Education agrees to pay annual service fees of 15% of its total annual operating revenue to the Company. The term of this agreement is ten years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

Content Providing Agreement. Pursuant to the content providing agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to provide to Leisen Education the content needed for the website owned and operated by Leisen Education. Any and all intellectual properties created by Animation Digital in connection with services provided to Leisen Education under the agreement remains the property of Animation Digital. Leisen Education agrees to pay annual service fees of 10% of its total annual revenue to the Company. The term of this agreement is ten years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

(ii) Wentai Investment and its shareholders

The Company's relationships with Wentai Investment and its shareholders are governed by a series of contractual arrangements. Under PRC laws, each of the shareholders of Wentai Investment and Shenzhen Wentai Education Industry Development Co., Ltd. ("Wentai Education") is an independent legal person and neither of them is exposed to liabilities incurred by the other party. Other than pursuant to the contractual arrangements between Wentai Investment and Wentai Education, Wentai Investment does not transfer any other funds generated from its operations to Wentai Education.

Equity Pledge Agreement. Pursuant to the equity pledge agreement dated April 23, 2010 between Wentai Education and the shareholders of Wentai Investment, namely Mr. Dong Xu and Mr. Qicai Du, each shareholder pledged all of his equity interest in Wentai Investment to Wentai Education to guarantee the performance of service agreements by Wentai Investment and its schools that they had entered into with Wentai Education. Separately, Wentai Education has entered into an equity pledge agreement with Wentai Investment on April 23, 2010, pursuant to which Wentai Investment pledged all of its 67% equity interest in Guangzhou Zhongda Foundation Education Investment Management Co., Ltd. ("Zhongda Foundation") to Wentai Education for the same purpose. If Wentai Investment or any of its shareholders breaches its respective contractual obligations under the equity pledge agreements, Wentai Education, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests. Wentai Investment and its shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in Zhongda Foundation and Wentai Investment, respectively, without the prior written consent of Wentai Education.

Option Agreement. Under the option agreement dated April 23, 2010 between the shareholders of Wentai Investment and Wentai Education, the shareholders of Wentai Investment irrevocably granted Wentai Education or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Wentai Investment within 20 years upon the effectiveness of the option agreement. The exercise price for purchasing all of the share capital of Wentai Investment is RMB30 million which is the registered capital of Wentai Investment. Wentai Education may exercise the option at any time or times at its sole discretion. Without Wentai Education's prior written consent, the shareholders of Wentai Investment shall not transfer, pledge or otherwise dispose of any equity interests in Wentai Investment or allow Wentai Investment to declare any dividends. The Option Agreement shall not be unilaterally terminated without Wentai Education's prior written consent.

Loan Agreement. Pursuant to the loan agreement between Wentai Education and the shareholders of Wentai Investment, Wentai Education agreed to lend RMB21 million to Mr. Dong Xu and RMB9 million to Mr. Qicai Du for their investment in the share capital of Wentai Investment. The loan is interest-free and with a term of 20 years. Without Wentai Education's prior written consent, Mr. Dong Xu and Mr. Qicai Du shall not pledge their equity interests in Wentai Investment to any third party. Mr. Dong Xu and Mr. Qicai Du agreed to repay the loan upon the receipt of the repayment notification of Wentai Education at any time. The loan can be repaid only with the proceeds from the transfer of Mr. Dong Xu and Mr. Qicai Du's equity interest in Wentai Investment to Wentai Education.

Operation and Management Agreement. Pursuant to the operation and management agreement dated April 23, 2010 among Wentai Education, Wentai Investment and the shareholders of Wentai Investment, Mr. Dong Xu and Mr. Qicai Du, Wentai Education will provide policy directions and instructions on Wentai Investment's daily operations and financial management. The shareholders of Wentai Investment must designate the candidates recommended by Wentai Education as their representatives on Wentai Investment's board of directors, and Wentai Investment must appoint such candidates. Wentai Investment must also appoint any candidate nominated by Wentai Education to be its senior executive. In addition, Wentai Education agrees to guarantee Wentai Investment's performance under any business agreements or arrangements with any third party. Moreover, Wentai Investment agrees that without the prior consent of Wentai Education, Wentai Investment will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Wentai Investment and Zhongda Foundation, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The term of this agreement is twenty years from the date thereof and will be automatically renewed for twenty years unless otherwise terminated in writing by Wentai Education.

Power of Attorney. Mr. Dong Xu and Mr. Qicai Du, the only shareholders of Wentai Investment, have each executed a power of attorney to any person designated by Wentai Education to irrevocable authorize such person to vote as his attorney-in-fact on all of the matters of Wentai Investment requiring shareholder approval. The term of each of these powers of attorney is twenty years from the date thereof.

Agreements that Transfer Economic Benefits to the Company

Service Agreement. Pursuant to the service agreement dated October 28, 2010 between Wentai Education and Wentai Investment, Wentai Investment agreed to pay Wentai Education an annual service fee of 95% of its annual net income. Pursuant to service agreements between Wentai Education and schools held by Wentai Investment or Zhongda Foundation, each of the schools agreed to pay Wentai Education an annual service fee of 17% of its total annual revenues. Wentai Investment and these schools irrevocably and exclusively retain Wentai Education as their provider of support and advisory services on education management. Any intellectual property developed during the performance of the agreements remains the property of Wentai Education. The term of the service agreements is 20 years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

(iii) Xiaoxiao Nanyang Star and its shareholders

The Company's relationships with Xiaoxiao Nanyang Star and its shareholder are governed by a series of contractual arrangements. Under PRC laws, Xiaoxiao Nanyang Star and Shanghai Yuanbo Education Information Consulting Co. Ltd. ("Shanghai Yuanbo") are independent legal persons and neither of them is exposed to liabilities incurred by the other party. Other than pursuant to the contractual arrangements between Xiaoxiao Nanyang Star and Shanghai Yuanbo, Xiaoxiao Nanyang Star does not transfer any funds generated from its operations to Shanghai Yuanbo.

Agreements that provide the effective control over Xiaoxiao Nanyang Star

Equity pledge agreement. Xiaoxiao Nanyang Star is a private non-enterprise incorporated in the PRC. Due to restrictions under PRC laws, the registered capital of private non-enterprises cannot not be pledged. The sole shareholder of Xiaoxiao Nanyang Star, Mr. Rongyong Tong, therefore pledged his entire registered capital in Hangzhou Xiaoxiao Monkey Industrial Limited ("Xiaoxiao Monkey") as an alternative. Pursuant to the equity pledge agreement between Shanghai Yuanbo and the shareholders of Xiaoxiao Monkey, namely Mr. Rongyong Tong and Mr. Jie Chen, each shareholder pledged their entire equity interest in Xiaoxiao Monkey to Shanghai Yuanbo to guarantee the performance of obligations by Xiaoxiao Nanyang Star and Mr. Rongyong Tong under the exclusive operational management agreement and option agreement. If Xiaoxiao Nanyang Star or Mr. Rongyong Tong breaches its respective contractual obligations, Shanghai Yuanbo, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Mr. Rongyong Tong and Mr. Jie Chen agreed not to transfer, sell, pledge or dispose of or otherwise create any new encumbrance on his equity interests in Xiaoxiao Monkey without the prior written consent of Shanghai Yuanbo.

Option Agreement. Under the option agreement between Shanghai Yuanbo and Xiaoxiao Nanyang Star's sole shareholder, Mr. Rongyong Tong, Mr. Rongyong Tong irrevocably granted Shanghai Yuanbo or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Xiaoxiao Nanyang Star within twenty years upon the effectiveness of the option agreement. The exercise price for purchasing all of the registered capital of Xiaoxiao Nanyang Star is RMB2.56 million. Shanghai Yuanbo may exercise the option at any time or times at its sole discretion. Without Shanghai Yuanbo's prior written consent, the shareholder of Xiaoxiao Nanyang Star shall not transfer, pledge or otherwise dispose of any equity interests in Xiaoxiao Nanyang Star. The option agreements shall not be unilaterally terminated without Shanghai Yuanbo's prior written consent.

Power of Attorney. Mr. Rongyong Tong, the sole shareholder of Xiaoxiao Nanyang Star, has executed a power of attorney to Shanghai Yuanbo or any person designated by Shanghai Yuanbo to authorize such person to vote as its attorney-in-fact on all of the matters of Xiaoxiao Nanyang Star requiring shareholder approval. The term of this power of attorney is twenty years from the date thereof.

Exclusive Operational Management agreement. Pursuant to the exclusive operational management agreement between Shanghai Yuanbo and Xiaoxiao Nanyang Star, Shanghai Yuanbo has the exclusive, sole and irrevocable right to provide support and management services, which includes, but not limited to, consultancy services, staff training, market research, strategy and development plans to Xiaoxiao Nanyang Star. Xiaoxiao Nanyang Star agrees to pay annual management fees of 100% of its net profit to Shanghai Yuanbo. The term of this agreement is twenty years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

(iv) DDK Nanhu and its shareholder

The Company's relationships with DDK Nanhu and its sole shareholder, Dai Dai Kang Enterprise Management Consulting Limited ("DDK Enterprise"), are governed by a series of contractual arrangements. Under PRC laws, DDK Nanhu and Shanghai Yuanbo are independent legal persons and neither of them is exposed to liabilities incurred by the other party. Other than pursuant to the contractual arrangements between DDK Nanhu and Shanghai Yuanbo, DDK Nanhu does not transfer any funds generated from its operations to Shanghai Yuanbo.

Agreements that provide the effective control over DDK Nanhu

Equity pledge agreement. Pursuant to the equity pledge agreement between Shanghai Yuanbo and the shareholders of DDK Enterprise, namely Zhejiang Province Fengming Huaxian Co., Limited, Mr. Daoyue Sun, Mr. Guoping Dong and Mr. Changlin Fei, each shareholder pledged their entire equity interests in DDK Enterprise to Shanghai Yuanbo to guarantee the performance of obligations by DDK Nanhu and DDK Enterprise under the exclusive operational management agreement and option agreement. If DDK Nanhu or DDK Enterprise breaches its respective contractual obligations, Shanghai Yuanbo, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of DDK Enterprise agreed not to transfer, sell, pledge or dispose of or otherwise create any new encumbrance on their equity interests in DDK Enterprise without the prior written consent of Shanghai Yuanbo.

Option Agreement. Under the option agreement between Shanghai Yuanbo and DDK Enterprise, DDK Enterprise irrevocably granted Shanghai Yuanbo or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in DDK Nanhu within twenty years upon the effectiveness of the option agreement. The exercise price for purchasing all of the registered capital of DDK Nanhu is RMB2.9 million. Shanghai Yuanbo may exercise the option at any time or times at its sole discretion. Without Shanghai Yuanbo's prior written consent, DDK Enterprise shall not transfer, pledge or otherwise dispose of any equity interests in DDK Nanhu. The option agreements shall not be terminated by any party without the written consent of the other party during the term of the agreement.

Power of Attorney. DDK Enterprise, the sole shareholder of DDK Nanhu, has executed a power of attorney to Shanghai Yuanbo or any person designated by Shanghai Yuanbo to authorise such person to vote as its attorney-in-fact on all of the matters of DDK Nanhu requiring shareholder approval. The term of this power of attorney is twenty years from the date thereof.

Agreements that transfer economic benefits to the Company

Exclusive Operational Management agreement. Pursuant to the exclusive operational management agreement between Shanghai Yuanbo and DDK Nanhu, Shanghai Yuanbo has the exclusive, sole and irrevocable right to provide support and management services, which includes, but not limited to, consultancy services, staff training, market research, strategy and development plans to DDK Nanhu. DDK Nanhu agrees to pay annual management fees of 100% of its net profit to Shanghai Yuanbo. The term of this agreement is twenty years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

These contractual arrangements allow the Group to effectively control the Four PRC Affiliated Entities and their subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Four PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Four PRC Affiliated Entities, the Group has consolidated the financial results of the Four PRC Affiliated Entities and their subsidiaries.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with VIEs and their subsidiaries and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	Revoke the business and operating licenses of Animation Digital, Wentai Education, Shanghai Yuanbo, VIEs and their subsidiaries;
•	Discontinue or restrict the operations of any related-party transactions among Animation Digital, Wentai Education, Shanghai Yuanbo, VIEs and their subsidiaries;
•	Impose fines or other requirements on Animation Digital, Wentai Education, Shanghai Yuanbo, VIEs and their subsidiaries;
•	Require the Company and Animation Digital, Wentai Education or Shanghai Yuanbo, VIEs and their subsidiaries to revise the relevant ownership structure or restructure operations; and/or
•	Restrict or prohibit the Company's use of the proceeds of the additional public offering to finance the Company's business and operations in China.

The Company's ability to conduct its online operations and primary and secondary educational services business and certain kindergarten operations may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate VIEs and their subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over VIEs and their subsidiaries and their shareholders, and it may lose the ability to receive economic benefits from VIEs and their subsidiaries.

The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of VIEs may encounter in their capacity as beneficial owners and directors of VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of VIEs as beneficial shareholders of VIEs should they act to the detriment of the Company. The Company relies on the current shareholders of VIEs, as directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company's ability to control the VIEs also depends on the powers of attorney that Animation Digital, Wentai Education and Shanghai Yuanbo have to vote on all matters requiring shareholder approvals in respective VIEs. As noted above, the Company believes the powers of attorney are legally enforceable but may not be as effective as direct equity ownership.

The VIEs are principally engaged in the provision of online operations and primary and secondary educational services and certain kindergarten operations in the PRC. The following financial statement amounts and balances of the Company VIEs and VIEs' subsidiaries were included in the accompanying financial statements:

	As of June 30,
	2012	2013
	RMB	RMB

Total assets	135,661,665	175,732,968
Total liabilities	80,308,583	113,957,189

	Years ended June 30,
	2011	2012	2013
	RMB	RMB	RMB

Net revenue	68,275,955	83,276,644	104,575,396
Net income	18,073,609	15,690,361	6,268,834
Net cash (used in) provided by operating activities	(1,900,731)	37,236,822	11,971,786
Net cash used in investing activities	(3,555,083)	(27,763,365)	(23,344,013)

The VIEs contributed an aggregate of 73%, 51% and 49% of the consolidated net revenues for the year ended June 31, 2011, 2012 and 2013, respectively. As of June 30, 2012 and 2013, the VIEs accounted for an aggregate of 15% and 19%, respectively, of the consolidated total assets, and 87% and 92%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents, goodwill, intangible assets and property, plant and equipment.

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or each of its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.